Class A – LSEAX

Class I – LSEIX

(a series of Northern Lights Fund Trust III)

Supplement dated August 16, 2016
to the Prospectus dated February 1, 2016

The second paragraph of the section entitled “Fund Summary – Principal Investment Strategies” on page 1 of the Prospectus is replaced with the following:

Principal Investment Strategies:

The Adviser seeks to identify a combination of Sub-Advisers that will provide attractive diversification for the Fund across various long/short equity styles, market capitalizations, sectors and geography. In selecting this combination of complementary Sub-Advisers, the Adviser will use its experienced team and background in selecting long/short equity managers through a careful and thorough due diligence process. The Adviser will also seek to help the Fund meet its investment objective with a thoughtful portfolio construction process that evaluates multiple factors in allocating capital to the various Sub-Advisers including global macro risk factors, market fundamentals, and timeliness of the strategies of the various Sub-Advisers. The Adviser will monitor the investment activities and businesses of the Sub-Advisers to confirm that the Fund has an overall balance of investments that the Adviser believes is appropriate, but the Adviser will not manage the day-to-day investments of the Sub-Advisers. The Adviser will allocate the Fund’s net assets to each Sub-Adviser on a discretionary basis. The Sub-Advisers will each manage their allocated portion of the Fund’s assets using a long/short strategy; however, they may pursue a variety of Long/Short Equity strategies including, but not limited to: Long/Short Equity – Generalist, Long-Short Equity – Sector Focused, Long-Short Equity - Global/International, Long/Short Equity – Tactical, and Long/Short Equity – Event-Driven. These strategies may be managed with either a net long bias (net market exposure is generally positive) or a variable bias (net market exposure may be positive or negative).

As a part of its portfolio and risk management role, the Adviser may elect to directly invest a portion of the Fund’s assets in an attempt to better control and target the overall Fund’s market exposure or exposure to specific securities. In its role as Adviser, the Adviser may elect to directly invest all assets not allocated to underlying Sub-Advisers and up to 100% of the Fund’s net assets in an attempt to better control and target the overall Fund’s market exposure or exposure to specific securities including, but not limited to direct investments in long and short equity and fixed income securities, exchange-traded funds (“ETFs”), options and futures. The Adviser may invest in such securities in an attempt to mitigate market risks associated with the aggregated portfolio-level exposures created by the Sub-Advisers or to reduce risk associated with certain equity positions (generally positions larger than 5% of the Fund’s value). Finally, the Adviser may opportunistically sell equity and/or index call options in an attempt to enhance position and portfolio yield.

The section entitled “Additional Information about Principal Investment Strategies and Related Risks – Principal Investment Strategies” on page 7 of the Prospectus is replaced with the following:

The Adviser seeks to identify a combination of Sub-Advisers that will provide attractive diversification for the Fund across various long/short equity styles, market capitalizations, sectors and geography. In selecting this combination of complementary Sub-Advisers, the Adviser will use its experienced team and background in selecting long/short equity managers through a careful and thorough due diligence process. The Adviser will also seek to help the Fund meet its investment objective with a thoughtful portfolio construction process that evaluates multiple factors in allocating capital to the various Sub-Advisers including global macro risk factors, market fundamentals, and timeliness of the strategies of the various Sub-Advisers. The Adviser will monitor the investment activities and businesses of the Sub-Advisers to confirm that the Fund has an overall balance of investments that the Adviser believes is appropriate, but the Adviser will not manage the day-to-day investments of the Sub-Advisers. The Adviser will allocate the Fund’s net assets to each Sub-Adviser on a discretionary basis. The Sub-Advisers will each manage their allocated portion of the Fund’s assets using a long/short strategy; however, they may pursue a variety of Long/Short Equity strategies including, but not limited to: Long/Short Equity – Generalist, Long-Short Equity – Sector Focused, Long-Short Equity - Global/International, Long/Short Equity – Tactical, and Long/Short Equity – Event-Driven. These strategies may be managed with either a net long bias (net market exposure is generally positive) or a variable bias (net market exposure may be positive or negative).

As a part of its portfolio and risk management role, the Adviser may elect to directly invest a portion of the Fund’s assets in an attempt to better control and target the overall Fund’s market exposure or exposure to specific securities. In its role as Adviser, the Adviser may elect to directly invest all assets not allocated to underlying Sub-Advisers and up to 100% of the Fund’s net assets in an attempt to better control and target the overall Fund’s market exposure or exposure to specific securities including, but not limited to direct investments in long and short equity and fixed income securities, exchange-traded funds (“ETFs”), options and futures. The Adviser may invest in such securities in an attempt to mitigate market risks associated with the aggregated portfolio-level exposures created by the Sub-Advisers or to reduce risk associated with certain equity positions (generally positions larger than 5% of the Fund’s value). Finally, the Adviser may opportunistically sell equity and/or index call options in an attempt to enhance position and portfolio yield.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, dated February 1, 2016, and the supplement to the Prospectus, dated August 16, 2016, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-233-8300.

Please retain this Supplement for future reference.